Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unaudited quarterly financial data
Sales	$ 4,050,458,000	$ 4,795,236,000	$ 4,433,426,000	$ 4,771,756,000	$ 5,589,190,000	$ 5,117,259,000	$ 4,617,194,000	$ 3,916,063,000	$ 3,975,481,000	$ 13,727,427,000	$ 14,794,372,000	$ 19,589,608,000	$ 17,625,997,000	$ 14,835,729,000
Gross profit	155,435,000	134,867,000	118,093,000	93,797,000	59,072,000	104,874,000	82,620,000	90,675,000	55,319,000	401,084,000	270,962,000	405,829,000	333,488,000	209,598,000
Net income	43,622,000	33,029,000	25,136,000	5,204,000	(22,316,000)	22,735,000	6,893,000	18,515,000	(1,400,000)	88,498,000	8,024,000	41,053,000	46,743,000	19,352,000
Net (loss) income attributable to Global Partners LP	42,508,000	34,042,000	25,815,000	4,825,000	(22,067,000)					86,799,000	8,573,000	42,615,000	46,743,000	19,352,000
Limited partners' interest in net (loss) income	40,885,000	32,827,000	24,773,000	4,061,000	(22,567,000)	22,256,000	6,577,000	18,206,000	(1,508,000)	82,635,000	6,267,000	39,094,000	45,531,000	18,668,000
Basic net (loss) income per limited partner unit (in dollars per unit)	$ 1.50	$ 1.20	$ 0.91	$ 0.15	$ (0.83)	$ 0.81	$ 0.24	$ 0.67	$ (0.06)	$ 3.03	$ 0.23	$ 1.43	$ 1.73	$ 0.88
Diluted net (loss) income per limited partner unit (in dollars per unit)	$ 1.50	$ 1.20	$ 0.91	$ 0.15	$ (0.83)	$ 0.81	$ 0.24	$ 0.66	$ (0.06)	$ 3.03	$ 0.23	$ 1.42	$ 1.71	$ 0.87
Cash distributions per limited partner unit (in dollars per unit)		$ 0.60	$ 0.5875	$ 0.5825	$ 0.57	$ 0.5325	$ 0.5250	$ 0.50	$ 0.50			$ 2.34	$ 2.06	$ 2.00
Gain (loss) related to change in liability for losses on RIN forward commitments		(400,000)	15,500,000	10,600,000	(32,700,000)
Gain (loss) related to change in RVO Deficiency		9,500,000	(13,500,000)	(6,500,000)	(2,600,000)
Non-recurring charge related to write off of a prepaid consulting agreement		$ 2,500,000